Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

13. SHARE BASED COMPENSATION

Amended and Restated 2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010 and terminated automatically 10 years after its adoption. On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan,” which became effective upon the approval from the Board of Directors and shareholders. The plan will continue in effect for 10 years from the date adopted by the Board, unless terminated earlier under section 18 of the plan.

2024 Equity Incentive Plan

On December 20, 2024, we adopted the Company’s 2024 Equity Incentive Plan (the “Plan”), which became effective upon the approval of the shareholders at the Annual Meeting of Shareholders on December 20, 2024.The Plan provides for the grant of stock options, SARs, performance share awards, performance unit awards, distribution equivalent right awards, restricted stock awards, restricted stock unit awards and unrestricted stock awards to non-employee directors, officers, employees and nonemployee consultants of Ambow Education Holding Ltd. or its affiliates. the maximum aggregate number of Shares that may be awarded and sold under the Plan is 6,500,000 ordinary shares. The number of ordinary shares available for issuance under the Plan shall automatically increase on the first trading day of January each calendar year during the term of the Plan, beginning with the calendar year 2025, resulting in the aggregate number of ordinary shares available under this Plan equaling fifteen percent (15%) of the total number of ordinary shares outstanding on the last trading day in December of the immediately preceding calendar year minus the total number of reserved and available shares under the Company’s 2005 Plan and 2010 Plan.

Share options

Management of the Group is responsible for determining the fair value of options granted and have considered a number of factors when making this determination, including valuations. The Group has not granted options during the years of 2022, 2023 and 2024. As of December 31, 2023 and 2024, all share options were vested and previously expensed.

Restricted stock awards

On November 22, 2018, the Board of Directors approved to grant 200,000 shares of the restricted stock to senior employees of the Group. Twenty-five percent of the awards vested on the one-year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant’s continuing service of the Group through each vesting date. In 2022, 2023 and 2024, 45,833, nil and nil shares of restricted stock were vested respectively.

On May 27, 2022, the Board of Directors approved to grant 200,000 fully vested Class A ordinary shares of the restricted stock to a consultant as consideration for its service rendered.

On June 30, 2022, the Board of Directors approved to grant 5,200,000 fully vested Class A ordinary shares of the restricted stock to senior employees of the Group for their services rendered in the past years.

A summary of the restricted stock awards as of December 31, 2023 and 2024 is as follows:

	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term

Unvested at January 1, 2023	19,935	3.13	—
Granted	—	—	—
Vested	—	—	—
Forfeited or expired	—	—	—
Unvested at end of year	—	—	—
Shares vested but not issued at December 31, 2023	19,935	3.13	—
Unvested at January 1, 2024	—	—	—
Granted	—	—	—
Vested	—	—	—
Forfeited or expired	—	—	—
Unvested at end of year	—	—	—
Shares vested but not issued at December 31, 2024	19,935	3.13	—

The Group recorded share-based compensation expenses from continuing operations of $1,083, nil and nil in general and administrative expense for the restricted stock awards for the years ended December 31, 2022, 2023 and 2024, respectively, and the unrecognized share-based compensation expenses was nil as of December 31, 2023 and 2024.